Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
(Dollars in thousands)	September 30, 2024	December 31, 2023
Permits and licenses	$25	$25
Azuñia brand	4,153	4,153
Intangible assets	$4,178	$4,178

Intangible assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Permits and licenses	$25	$25
Azuñia brand	4,153	4,492
Customer lists	2,895	2,895
Total intangible assets	7,073	7,412
Less accumulated amortization	(2,068)	(1,654)
Intangible assets, net	$5,005	$5,758